SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENT
25.	SUBSEQUENT EVENT

In March 2012, we reached agreement to amend certain financial covenants in our financing arrangements with TD Bank and Granite Creek (see Notes 11 and 12). Additionally, we have agreed to amend the 160,000 warrants described in Note 12 by (i) extending the warrants’ expiration date to July 29, 2018 and (ii) reducing their exercise price to $1.50 per share.